Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 21 – EARNINGS PER SHARE

The factors used in the earnings per common share computation follow:

	2011	2010
Basic
Net income	$3,242	$2,591

Weighted average common shares outstanding	4,606,913	4,587,856
Less: Average unallocated ESOP shares	(140,193)	(149,237)

Average shares	4,466,720	4,438,619

Basic earnings per common share	$0.73	$0.58

Diluted
Net income	$3,242	$2,591

Weighted average common shares outstanding for basic earnings per common share	4,466,720	4,438,619
Add: Dilutive effects of assumed exercises of stock options	—	—

Average shares and dilutive potential common shares	4,466,720	4,438,619

Diluted earnings per common share	$0.73	$0.58

Stock options for 213,678 and 0 shares of common stock were not considered in computing diluted earnings per common share for 2011 and 2010 because they were antidilutive.